TAXATION (Schedule of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax asset
Net operating loss	¥ 216,902	$ 34,037	¥ 105,783
Foreign exchange loss	7,679	1,205	3,232
Depreciation and amortization	10,479	1,644	9,954
Property, plant and equipment impairment	6,997	1,098	7,867
Deposits for non-current assets	18,475	2,899	18,475
Allowance for net investment in financing lease	5,137	806	4,856
Allowance for doubtful accounts	14,013	2,199	12,264
Lease liabilities	56,673	8,893	59,557
Other long-term assets	92,261	14,478	78,550
Equity investment	7,574	1,189	8,414
Others	7,971	1,252	2,686
Total deferred tax assets	444,161	69,700	311,638
less:Valuation allowance	(396,919)	(62,285)	(257,579)
Net deferred tax assets	47,242	7,415	54,059
Deferred tax liabilities
Equity investment	(287)	(45)	0
Property, plant and equipment	(1,428)	(224)	(1,665)
Disposal of Beijing Century Friendship	(3,126)	(491)	(3,126)
Intangible assets	(156,189)	(24,509)	(130,074)
Right-of-use assets	(48,259)	(7,573)	(53,354)
Capitalized interest	(19,179)	(3,010)	(19,179)
Others	(3,198)	(503)	0
Total deferred tax liabilities	(231,666)	(36,355)	(207,398)
Deferred tax assets, net	0	0	0
Deferred tax liabilities, net	¥ (184,424)	$ (28,940)	¥ (153,339)